Derivative financial instruments - Hedging instruments which are carried on the Barclays Bank's balance sheet (Fair value hedges) (Details) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	46,344
Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	62,919	62,938
Change in fair value used as a basis to determine hedge ineffectiveness	£ (915)	£ (878)
Fair value hedges [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	19,184	39,150
Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	55,093	55,691
Change in fair value used as a basis to determine hedge ineffectiveness	£ (185)	£ (786)
Fair value hedges [member] | Interest rate risk [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	17,697	33,805
Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	7,826	7,247
Change in fair value used as a basis to determine hedge ineffectiveness	£ (730)	£ (92)
Fair value hedges [member] | Inflation risk [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,487	5,345
Derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	£ 123	£ 124
Hedging instrument, liabilities	(943)	(601)
Derivatives [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	117	111
Hedging instrument, liabilities	(164)	(104)
Derivatives [member] | Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	6	13
Hedging instrument, liabilities	(779)	(497)
Loan liabilities [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities [member] | Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0